Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett

Developing Growth Fund

For the period ended April 30, 2022

Schedule of Investments (unaudited)

April 30, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.95%

COMMON STOCKS 98.95%

Aerospace & Defense 2.60%
AeroVironment, Inc.*	315,636	$25,351,883
Axon Enterprise, Inc.*	250,708	28,129,438
Parsons Corp.*	625,102	23,085,017
Total		76,566,338

Banks 2.81%
Customers Bancorp, Inc.*	633,861	26,666,532
Glacier Bancorp, Inc.	423,955	19,400,181
PacWest Bancorp	503,375	16,556,004
Popular, Inc.	256,071	19,970,977
Total		82,593,694

Beverages 0.56%
Duckhorn Portfolio, Inc. (The)*	854,042	16,585,496

Biotechnology 10.57%
Alkermes plc (Ireland)*(a)	550,584	15,884,348
BioCryst Pharmaceuticals, Inc.*	2,451,869	22,777,863
Biohaven Pharmaceutical Holding Co. Ltd.*	260,052	23,188,837
Cerevel Therapeutics Holdings, Inc.*	821,620	24,057,034
Cytokinetics, Inc.*	1,190,261	47,455,706
Intellia Therapeutics, Inc.*	311,192	15,257,744
Karuna Therapeutics, Inc.*	228,845	25,507,064
Krystal Biotech, Inc.*	810,139	49,102,525
Mirati Therapeutics, Inc.*	171,683	10,608,292
Sarepta Therapeutics, Inc.*	264,773	19,148,383
SpringWorks Therapeutics, Inc.*	138,355	5,936,813
Ultragenyx Pharmaceutical, Inc.*	268,663	18,991,787
Xenon Pharmaceuticals, Inc. (Canada)*(a)	1,175,384	33,228,106
Total		311,144,502
Investments	Shares	Fair Value
Capital Markets 0.90%
Piper Sandler Cos.	229,891	$26,432,867

Chemicals 2.30%
Balchem Corp.	253,652	31,249,927
Livent Corp.*	1,712,081	36,570,050
Total		67,819,977

Commercial Services & Supplies 2.06%
Clean Harbors, Inc.*	230,929	24,231,380
Tetra Tech, Inc.	260,737	36,315,449
Total		60,546,829

Communications Equipment 2.73%
Calix, Inc.*	1,445,871	57,704,712
Lumentum Holdings, Inc.*	279,074	22,663,599
Total		80,368,311

Construction & Engineering 2.20%
Ameresco, Inc. Class A*	511,135	25,781,649
Comfort Systems USA, Inc.	462,444	39,039,523
Total		64,821,172

Construction Materials 1.10%
Eagle Materials, Inc.	262,622	32,386,545

Diversified Consumer Services 0.78%
Chegg, Inc.*	283,856	7,022,598
Duolingo, Inc.*(b)	184,058	15,915,495
Total		22,938,093

Electronic Equipment, Instruments & Components 2.04%
II-VI, Inc.*	549,158	33,613,961
Littelfuse, Inc.	114,604	26,272,967
Total		59,886,928

Energy Equipment & Services 0.33%
MELI Kaszek Pioneer Corp. Class A*	961,552	9,807,830

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

April 30, 2022

Investments	Shares	Fair Value
Food & Staples Retailing 1.04%
BJ’s Wholesale Club Holdings, Inc.*	346,989	$22,328,742
Grocery Outlet Holding Corp.*	246,275	8,292,079
Total		30,620,821

Food Products 1.68%
Simply Good Foods Co. (The)*	1,188,718	49,510,105

Health Care Equipment & Supplies 10.76%
Axonics, Inc.*	882,220	45,716,640
Envista Holdings Corp.*	527,147	20,885,564
Figs, Inc. Class A*	841,551	13,178,689
Inari Medical, Inc.*	375,540	30,306,078
iRhythm Technologies, Inc.*	456,338	56,298,419
Lantheus Holdings, Inc.*	1,011,378	67,165,613
Shockwave Medical, Inc.*	288,745	43,638,032
Tandem Diabetes Care, Inc.*	406,906	39,258,291
Total		316,447,326

Health Care Technology 2.23%
Inspire Medical Systems, Inc.*	318,399	65,513,778

Hotels, Restaurants & Leisure 5.06%
Marriott Vacations Worldwide Corp.	200,349	29,918,116
Papa John’s International, Inc.	361,061	32,874,604
Planet Fitness, Inc. Class A*	782,716	62,640,761
SeaWorld Entertainment, Inc.*	348,274	23,487,599
Total		148,921,080

Household Durables 1.28%
Helen of Troy Ltd.*	72,027	15,450,512
Sonos, Inc.*	968,220	22,094,780
Total		37,545,292
Investments	Shares	Fair Value
Information Technology Services 4.78%
DigitalOcean Holdings, Inc.*	241,974	$9,541,035
Endava plc ADR*	474,994	47,784,397
Flywire Corp.*	549,875	16,776,686
Globant SA (Uruguay)*(a)	170,682	36,865,605
Shift4 Payments, Inc. Class A*	268,822	14,102,402
TaskUS, Inc. Class A*	543,098	15,690,101
Total		140,760,226

Interactive Media & Services 3.14%
Bumble, Inc. Class A*	900,544	21,604,051
Cargurus, Inc.*	1,076,034	35,164,791
ZipRecruiter, Inc. Class A*	1,579,982	35,565,395
Total		92,334,237

Internet & Direct Marketing Retail 0.51%
Fiverr International Ltd. (Israel)*(a)(b)	281,309	14,979,704

Leisure Products 0.88%
Callaway Golf Co.*	1,181,393	25,919,763

Machinery 4.57%
Chart Industries, Inc.*	246,957	41,691,281
Evoqua Water Technologies Corp.*	1,526,810	63,652,709
RBC Bearings, Inc.*	172,957	29,117,311
Total		134,461,301

Media 0.95%
Integral Ad Science Holding Corp.*	1,189,478	14,047,735
PubMatic, Inc. Class A*(c)	614,646	13,872,560
Total		27,920,295

Personal Products 0.85%
Inter Parfums, Inc.	307,959	25,169,489

Pharmaceuticals 2.29%
Intra-Cellular Therapies, Inc.*	1,331,485	67,386,456

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

April 30, 2022

Investments	Shares	Fair Value
Professional Services 0.56%
Kforce, Inc.	233,633	$16,365,992

Road & Rail 0.54%
Saia, Inc.*	77,344	15,929,770

Semiconductors & Semiconductor Equipment 8.75%
CEVA, Inc.*	507,542	18,444,076
Diodes, Inc.*	607,476	44,363,972
MKS Instruments, Inc.	190,913	21,760,264
Rambus, Inc.*	1,098,818	27,371,557
Semtech Corp.*	840,938	50,119,905
Silicon Motion Technology Corp. ADR	404,110	30,684,072
SiTime Corp.*	216,637	36,518,499
Synaptics, Inc.*	189,552	28,137,099
Total		257,399,444

Software 13.64%
Anaplan, Inc.*	465,526	30,254,535
Avalara, Inc.*	428,855	32,623,000
Clear Secure, Inc. Class A*(b)	1,385,193	42,137,571
CyberArk Software Ltd. (Israel)*(a)	259,028	40,703,660
Elastic NV*	416,878	31,741,091
Five9, Inc.*	287,969	31,705,387
Gitlab, Inc. Class A*(b)	469,071	22,482,573
Jamf Holding Corp.*	1,197,355	36,878,534
Procore Technologies, Inc.*	444,455	24,653,919
Rapid7, Inc.*	589,993	56,356,131
Sprout Social, Inc. Class A*	426,174	26,115,942
Tenable Holdings, Inc.*	462,122	25,522,998
Total		401,175,341
Investments	Shares	Fair Value
Specialty Retail 2.45%
Boot Barn Holdings, Inc.*	386,628	$34,819,717
Dick’s Sporting Goods, Inc.	325,335	31,368,801
Warby Parker, Inc. Class A*(b)	248,662	5,791,338
Total		71,979,856

Textiles, Apparel & Luxury Goods 0.72%
Crocs, Inc.*	320,529	21,292,742

Trading Companies & Distributors 0.61%
Rush Enterprises, Inc. Class A	351,287	17,873,483

Wireless Telecommunication Services 0.68%
Gogo, Inc.*(b)	1,086,732	20,006,736
Total Common Stocks (cost $3,039,760,306)		2,911,411,819

	Principal Amount

SHORT-TERM INVESTMENTS 2.77%

Repurchase Agreements 1.32%
Repurchase Agreement dated 4/29/2022, 0.00% due 5/2/2022 with Fixed Income Clearing Corp. collateralized by $23,626,100 of U.S. Treasury Inflation Indexed Note at 0.25% due 7/15/2029; $12,631,800 of U.S. Treasury Note at 2.375% due 5/15/2029; value: $39,600,767; proceeds: $38,824,234 (cost $38,824,234)	$38,824,234	38,824,234

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(concluded)

April 30, 2022

Investments	Shares	Fair Value
Money Market Funds 1.30%
Fidelity Government Portfolio(d) (cost $38,369,808)	38,369,808	$38,369,808

Time Deposits 0.15%
CitiBank N.A.(d) (cost $4,263,312)	4,263,312	4,263,312
Total Short-Term Investments (cost $81,457,354)		81,457,354
Total Investments in Securities 101.72% (cost $3,121,217,660)		2,992,869,173
Other Assets and Liabilities – Net (1.72)%		(50,728,200)
Net Assets 100.00%		$2,942,140,973

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares). (See Note 5).
(d)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Software	$375,652,343	$25,522,998	$–	$401,175,341
Remaining Industries	2,510,236,478	–	–	2,510,236,478
Short-Term Investments
Repurchase Agreements	–	38,824,234	–	38,824,234
Money Market Funds	38,369,808	–	–	38,369,808
Time Deposits	–	4,263,312	–	4,263,312
Total	$2,924,258,629	$68,610,544	$–	$2,992,869,173
(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

4	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and

Notes to Schedule of Investments (unaudited)(continued)

to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of April 30, 2022 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax returns. The statute of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the

Notes to Schedule of Investments (unaudited)(continued)

next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of April 30, 2022, the market value of securities and collateral received for the fund was as follows:

Market Value of Securities Loaned	Collateral Received
$39,931,940	$42,633,120

5.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. The Fund had the following transactions with affiliated issuers during the period ended April 30, 2022:

Affiliated Issuer	Value at 7/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Appreciation (Depreciation)	Value at 4/30/2022	Shares as of 4/30/2022	Dividend Income
Pubmatic Inc.(a)	$ –	$46,513,275	$(17,447,718)	$(11,060,122)	$(4,132,875)	$13,872,560	614,646	$ –

(a)	Not an affiliated issuer at July 31, 2021.

QPHR-DEV-3Q
(06/22)